Employee Benefit Plans (Change In Benefit Obligation, Change In Plan Assets And Components Of Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets:
Plan assets — beginning of year	$ 335.6
Company contributions	40.0
Plan assets — end of year	410.4
Pension Benefits
Change in benefit obligation:
Projected benefit obligation — beginning of year	543.5	514.4
Service cost	1.5	1.6	1.6
Interest cost	27.2	28.3	29.7
Actuarial loss (gain)	63.4	38.4
Participant contributions
Benefits paid	(39.8)	(38.7)
Other	1.4	(0.5)
Projected benefit obligation — end of year	597.2	543.5	514.4
Projected salary increases	2.8	2.6
Accumulated benefit obligation	594.4	540.9
Change in plan assets:
Plan assets — beginning of year	335.6	354.6
Actual return on plan assets	46.9	(15.9)
Company contributions	66.8	35.6
Plan participants’ contributions
Benefits paid	(39.8)	(38.7)
Other	0.9	0
Plan assets — end of year	410.4	335.6	354.6
Under-funded status at end of year	(186.8)	(207.9)
Health Care Benefits
Change in benefit obligation:
Projected benefit obligation — beginning of year	21.9	23.2
Service cost	0	0	0
Interest cost	0.8	1.0	1.2
Actuarial loss (gain)	(2.0)	0.4
Participant contributions	0.5	0.8
Benefits paid	(2.7)	(3.3)
Other	0.4	(0.2)
Projected benefit obligation — end of year	18.9	21.9	23.2
Projected salary increases
Accumulated benefit obligation	18.9	21.9
Change in plan assets:
Plan assets — beginning of year	0	0
Actual return on plan assets
Company contributions	2.0	2.5
Plan participants’ contributions	0.5	0.8
Benefits paid	(2.7)	(3.3)
Other	0.2
Plan assets — end of year	0	0	0
Under-funded status at end of year	$ (18.9)	$ (21.9)